UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22715
Guggenheim Credit Allocation Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: June 1, 2016 – August 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS - 1.0%
Technology - 0.7%
Aspect Software Parent, Inc.*,†††,1	38,349	$900,104
Qlik Technologies, Inc. A*,†††,1	56	55,840
Qlik Technologies, Inc.*,††† ,1	3,600	3,600
Qlik Technologies, Inc. B*,†††,1	13,812	564
Total Technology		960,108
Industrial - 0.3%
Project Silverback Holdings – Class A*,†††,1	228	271,184
Project Silverback Holdings – Class B*,†††,1,2	94,522	100,761
Ursa Insulation B.V.*,†††,1	5,282	–
Total Industrial		371,945
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc*,†††,1	33,098	48,323
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	4,839,202	364
Total Common Stocks
(Cost $3,256,867)		1,380,740
PREFERRED STOCKS† - 1.6%
Financial - 1.6%
Bank of America Corp., Series X 6.25%*3,4	1,150,000	1,207,500
Citigroup, Inc., Series M 6.30%*,3,4	1,100,000	1,138,500
Total Financial		2,346,000
Total Preferred Stocks
(Cost $2,232,177)		2,346,000
EXCHANGE-TRADED FUNDS† - 1.9%
SPDR Barclays High Yield Bond ETF[2]	76,000	2,777,040
Total Exchange-Traded Funds
(Cost $2,726,127)		2,777,040
SHORT-TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[5]	291,146	291,146
Total Short-Term Investments
(Cost $291,146)		291,146

	Face
	Amount	~	Value
CORPORATE BONDS†† - 80.3%
Communications - 14.9%
DISH DBS Corp.
5.88% due 11/15/24	2,300,000		$2,268,375
7.75% due 07/01/26[6]	850,000		906,942
SFR Group S.A.
7.38% due 05/01/26[6]	2,600,000		2,684,499
Sprint Communications, Inc.
9.00% due 11/15/18[6]	2,200,000		2,422,750
6.00% due 11/15/22	150,000		135,750
7.00% due 03/01/20[2,6]	50,000		53,625
MDC Partners, Inc.
6.50% due 05/01/24[6]	2,075,000		1,971,250

	Face
	Amount	~	Value
CORPORATE BONDS†† - 80.3% (continued)
Communications - 14.9% (continued)
CSC Holdings LLC
5.25% due 06/01/24	1,350,000		$1,313,712
6.75% due 11/15/21	400,000		427,000
Avaya, Inc.
7.00% due 04/01/19[2,6]	2,200,000		1,639,000
Interoute Finco plc
7.38% due 10/15/20[2]	1,300,000 EUR		1,576,878
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[2,6]	950,000		1,016,500
EIG Investors Corp.
10.88% due 02/01/24†††,[7]	1,100,000		992,316
TIBCO Software, Inc.
11.38% due 12/01/21[6]	1,000,000		890,000
Sprint Corp.
7.25% due 09/15/21[2]	400,000		395,500
7.88% due 09/15/23[2]	300,000		291,597
7.63% due 02/15/25	100,000		94,938
Comcast Corp.
3.20% due 07/15/36	700,000		698,744
Inmarsat Finance plc
4.88% due 05/15/22[2,6]	600,000		585,120
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[6]	500,000		527,500
SBA Communications Corp.
4.88% due 09/01/24[6]	450,000		456,188
Total Communications			21,348,184
Energy - 13.7%
CONSOL Energy, Inc.
8.00% due 04/01/23	2,500,000		2,437,500
Comstock Resources, Inc.
10.00% due 03/15/20[6]	2,225,000		2,046,999
Keane Group Holdings LLC
12.00% due 08/08/19†††,1	1,530,000		1,403,775
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	1,200,000		1,182,000
6.13% due 03/01/22[2]	150,000		145,875
6.25% due 04/01/23[2]	50,000		48,750
Whiting Petroleum Corp.
5.00% due 03/15/19	675,000		624,375
5.75% due 03/15/21	550,000		492,938
Halcon Resources Corp.
8.63% due 02/01/20[6,8]	1,175,000		1,116,250
SandRidge Energy, Inc.
8.75% due 06/01/20[2,6,8]	2,725,000		1,069,563
TerraForm Power Operating LLC
5.88% due 02/01/23[6]	750,000		755,625
6.13% due 06/15/25[6]	250,000		254,375
CONTOURGLOBAL LP
5.13% due 06/15/21	850,000 EUR		1,009,704
FTS International, Inc.
8.15% due 06/15/20[3,6]	1,100,000		896,500

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face		Value
	Amount	~
CORPORATE BONDS†† - 80.3% (continued)
Energy - 13.7% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[2,8]	2,200,000		$858,000
PDC Energy, Inc.
7.75% due 10/15/22	800,000		840,000
Approach Resources, Inc.
7.00% due 06/15/21	1,100,000		816,750
Atlas Resource Partners Holdings LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[2,8]	2,051,000		410,200
9.25% due 08/15/21[2,8]	1,975,000		395,000
QEP Resources, Inc.
6.88% due 03/01/21	700,000		731,850
Gibson Energy, Inc.
6.75% due 07/15/21[6]	650,000		659,750
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	650,000		419,250
6.38% due 06/15/23[2]	400,000		219,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[2]	750,000		367,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	300,000		304,500
DCP Midstream LLC
5.35% due 03/15/20[2,6]	100,000		101,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,7,8]	825,233		99,028
Total Energy			19,706,557
Financial - 12.5%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]	2,100,000		2,005,500
7.50% due 04/15/21[6]	1,100,000		1,040,875
Lincoln Finance Ltd.
6.88% due 04/15/21	1,750,000 EUR		2,144,679
National Financial Partners Corp.
9.00% due 07/15/21[6]	2,000,000		2,065,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	2,000,000		2,020,000
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	1,200,000 GBP		1,621,562
Majid AL Futtaim Holding
7.13%[4]	1,500,000		1,603,125
NewStar Financial, Inc.
7.25% due 05/01/20	1,125,000		1,102,500
FBM Finance, Inc.
8.25% due 08/15/21[6]	1,000,000		1,047,500
Capital One Financial Corp.
3.75% due 07/28/26	750,000		753,580

	Face
	Amount	~	Value
CORPORATE BONDS†† - 80.3% (continued)
Financial - 12.5% (continued)
GEO Group, Inc.
6.00% due 04/15/26[2]	575,000		$515,344
5.88% due 01/15/22	250,000		236,250
Prosight Global Inc.
7.50% due 11/26/20†††,2	650,000		665,266
HUB International Ltd.
9.25% due 02/15/21[6]	600,000		633,000
Greystar Real Estate Partners LLC
8.25% due 12/01/22[2,6]	450,000		477,000
Lock AS
7.00% due 08/15/21	50,000 EUR		58,846
Total Financial			17,990,027
Industrial - 8.5%
LMI Aerospace, Inc.
7.38% due 07/15/19	3,060,000		3,113,549
Novelis, Inc.
8.75% due 12/15/20	1,650,000		1,728,375
8.38% due 12/15/17	850,000		867,850
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]	1,850,000		1,942,500
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[6]	1,000,000		1,092,500
Ardagh Packaging Finance PLC
6.75% due 05/15/24	600,000 EUR		727,790
Novelis Corp.
6.25% due 08/15/24[6]	650,000		677,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]	450,000		478,688
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††2,6	416,993		412,698
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1,2	1,279,819		358,349
1.00% due 09/10/44†††	25,570		–
TransDigm, Inc.
6.38% due 06/15/26[6]	350,000		357,000
Coveris Holdings S.A.
7.88% due 11/01/19[6]	300,000		306,000
CEVA Group plc
6.50% due 03/19/21[2,6]	136,000		110,840
Total Industrial			12,173,764
Consumer, Non-cyclical - 8.4%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	2,651,000		2,704,019
Vector Group Ltd.
7.75% due 02/15/21	2,431,000		2,570,783
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	1,950,000		1,984,125

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
CORPORATE BONDS†† - 80.3% (continued)
Consumer, Non-cyclical - 8.4% (continued)
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[2,6]	1,400,000		$1,393,000
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[6]	1,000,000		1,080,000
Halyard Health, Inc.
6.25% due 10/15/22	925,000		945,813
Opal Acquisition, Inc.
8.88% due 12/15/21[6]	945,000		793,800
Post Holdings, Inc.
5.00% due 08/15/26[6]	450,000		448,875
R&R Ice Cream plc
8.25% due 05/15/20[7]	200,000 AUD		156,769
Total Consumer, Non-cyclical			12,077,184
Consumer, Cyclical - 6.8%
WMG Acquisition Corp.
6.75% due 04/15/22[6]	2,400,000		2,553,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	1,750,000		1,649,375
6.75% due 01/15/22	700,000		656,250
6.75% due 06/15/23[2]	50,000		45,125
Nathan's Famous, Inc.
10.00% due 03/15/20[6]	1,300,000		1,417,000
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20	1,120,000		1,177,400
L Brands, Inc.
6.75% due 07/01/36	650,000		698,425
6.88% due 11/01/35	250,000		273,125
TVL Finance PLC
8.50% due 05/15/23	500,000 GBP		701,553
Carrols Restaurant Group, Inc.
8.00% due 05/01/22[2]	400,000		435,000
Men's Wearhouse, Inc.
7.00% due 07/01/22	200,000		176,500
Total Consumer, Cyclical			9,782,753
Technology - 6.6%
Epicor Software
9.25% due 06/21/23†††,1,2	3,000,000		2,877,000
Infor US, Inc.
6.50% due 05/15/22	2,650,000		2,686,436
Micron Technology, Inc.
7.50% due 09/15/23[6]	1,375,000		1,515,938
5.25% due 08/01/23[6]	1,000,000		967,500
Cengage Learning, Inc.
9.50% due 06/15/24[6]	975,000		996,938
Aspect Software, Inc.
3.00% due 05/25/23†††,1,11	380,626		313,471

	Face
	Amount	~	Value
CORPORATE BONDS†† - 80.3% (continued)
Technology - 6.6% (continued)
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[6]	150,000		$162,503
Total Technology			9,519,786
Basic Materials - 2.6%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	1,900,000		1,936,328
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]	875,000		1,001,875
Constellium N.V.
7.88% due 04/01/21[6]	750,000		811,875
Total Basic Materials			3,750,078
Utilities - 2.6%
Terraform Global Operating LLC
9.75% due 08/15/22[6]	3,150,000		3,197,250
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	500,000		495,000
Total Utilities			3,692,250
Diversified - 2.2%
HRG Group, Inc.
7.88% due 07/15/19	3,000,000		3,172,500
Transportation - 1.5%
Seaspan Corp.
6.38% due 04/30/19[2]	81,500		2,089,660
Total Corporate Bonds
(Cost $120,523,101)			115,302,743
SENIOR FLOATING RATE INTERESTS††,3 - 44.6%
Technology - 10.7%
Greenway Medical Technologies
9.25% due 11/04/21[2]	2,200,000		1,958,000
6.00% due 11/04/20[2]	1,950,000		1,873,619
TIBCO Software, Inc.
6.50% due 12/04/20[2]	2,659,500		2,591,895
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††,1,2	2,500,000		2,451,711
Advanced Computer Software
10.50% due 01/31/23[2]	1,600,000		1,472,000
6.50% due 03/18/22[2]	888,750		844,313
Sparta Holding Corp.
6.50% due 07/28/20†††,1,2	1,719,102		1,707,911
Aspect Software, Inc.
10.50% due 05/25/20[2]	1,312,566		1,276,470
7.68% due 05/25/18†††,1,2	403,333		392,858
First Data Corp.
4.27% due 07/08/22[2]	650,000		651,788
PowerSchool, Inc.
3.71% due 07/31/22[2]	150,000		150,000
Total Technology			15,370,565
Industrial - 9.2%
Ursa Insulation B.V.
25.00% due 04/26/21†††,1,2	1,448,294 EUR		1,688,410
7.75% due 04/26/20†††,1,2	1,511,071 EUR		1,685,429
Flakt Woods
4.75% due 03/20/17[2]	2,501,384 EUR		2,734,209

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 44.6% (continued)
Industrial - 9.2% (continued)
Doncasters Group Ltd.
9.50% due 10/09/20[2]	1,351,724		$1,268,931
HBC Hardware Holdings
6.75% due 03/30/20†††,2	982,500		962,850
Bioplan USA, Inc.
5.75% due 09/23/21[2]	965,113		873,428
National Technical
7.00% due 06/11/21†††,1,2	877,207		855,277
Ranpak
8.25% due 10/03/22[2]	900,000		828,000
NaNa Development Corp.
8.00% due 03/15/18[2]	809,804		757,167
Advanced Integration Tech
6.50% due 07/22/21[2]	650,000		650,000
SRS Distribution, Inc.
9.75% due 02/24/23[2]	600,000		606,000
Omnitracs, Inc.
8.75% due 05/25/21[2]	150,000		137,000
Wencor Group
1.47% due 06/19/19[2]	126,923		118,603
Total Industrial			13,165,304
Consumer, Non-cyclical - 8.3%
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[2]	4,000,000		3,080,000
CTI Foods Holding Co. LLC
8.25% due 06/28/21[2]	3,430,000		3,035,550
IHC Holding Corp.
7.00% due 04/30/21†††,1,2	1,237,500		1,223,072
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19[2]	1,108,435		1,089,038
Bauer Performance Sports
4.50% due 04/15/21[2]	1,300,000		1,043,250
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.02% due 08/19/21[2]	963,426		934,523
Hanger, Inc.
11.50% due 08/01/19[2]	925,000		906,500
Pelican Products, Inc.
9.25% due 04/09/21[2]	550,000		489,500
Targus Group International, Inc.
15.00% due 12/31/19†††,1,2	141,772		198,239
13.75% due 06/07/16†††	383,461		–
Total Consumer, Non-cyclical			11,999,672
Consumer, Cyclical - 6.2%
ABRA Auto Body
8.25% due 09/19/22[2]	1,600,000		1,472,000
8.25% due 09/19/22[2]	750,000		690,000
Sky Bet Cyan Blue HoldCo
6.25% due 02/25/22[2]	1,500,000 GBP		1,975,583
The Bay Club Co.
7.50% due 08/24/22	1,650,000		1,600,500
7.50% due 08/24/17	350,000		343,000
Sears Holdings Corp.
5.50% due 06/30/18[2]	1,964,646		1,903,251

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 44.6% (continued)
Consumer, Cyclical - 6.2% (continued)
DLK Acquisitions BV
8.50% due 08/28/19[2]	400,000 EUR		$441,805
3.75% due 02/28/19[2]	250,000 EUR		278,380
Advantage Sales & Marketing, Inc.
1.88% due 07/25/19[2]	225,000		208,208
Total Consumer, Cyclical			8,912,727
Communications - 3.5%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23[2]	2,305,368		2,301,056
Anaren, Inc.
9.25% due 01/22/21[2]	2,200,000		1,958,000
Proquest LLC
10.00% due 12/15/22[2]	850,000		823,438
Total Communications			5,082,494
Energy - 3.5%
Invenergy Thermal
6.50% due 10/19/22[2]	2,481,250		2,375,797
Cactus Wellhead
7.00% due 07/31/20[2]	1,373,424		1,036,935
Callon Petroleum Co.
8.50% due 10/08/21	900,000		905,247
Exgen Texas Power LLC
5.75% due 09/18/21[2]	842,219		675,881
Total Energy			4,993,860
Utilities - 2.2%
Panda Temple II Power
7.25% due 04/03/19[2]	2,985,000		2,716,350
Stonewall (Green Energy)
6.50% due 11/13/21[2]	450,000		424,125
Total Utilities			3,140,475
Financial - 0.6%
Integro Parent, Inc.
6.75% due 10/31/22[2]	547,407		533,722
Acrisure LLC
6.50% due 05/19/22[2]	205,085		205,470
Acrisure, LLC
6.50% due 05/19/22[2]	136,102		134,100
Total Financial			873,292
Basic Materials - 0.2%
PQ Corp.
5.75% due 11/04/22[2]	250,000		251,518
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19[2]	110,402		11,040
Total Basic Materials			262,558
Transportation - 0.2%
Ceva Group Plc (United Kingdom)
1.50% due 03/19/19†††,1,2	110,000		98,576
6.50% due 03/19/21[2]	81,247		64,727
Ceva Logistics US Holdings
6.50% due 03/19/21[2]	36,272		28,897
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21[2]	26,162		20,843

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 44.6% (continued)
Transportation - 0.2% (continued)
Ceva Logistics Canada, ULC
6.50% due 03/19/21[2]	4,523		$3,604
Total Transportation			216,647
Total Senior Floating Rate Interests
(Cost $68,933,664)			64,017,594
ASSET-BACKED SECURITIES†† - 11.8%
Collateralized Loan Obligations - 7.6%
Newstar Commercial Loan Funding LLC
2013-1A, 5.95% due 09/20/23[2,3,6]	1,500,000		1,362,657
THL Credit Wind River 2014-1 CLO Ltd.
2014-1A, 5.63% due 04/18/26[2,3,6]	1,500,000		1,316,493
CIFC Funding Ltd.
2014-1A, 5.18% due 04/18/25[3,6]	1,340,000		1,105,844
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.43% due 10/22/26[2,3,6]	1,000,000		929,016
Eaton Vance CLO Ltd.
2014-1A, 5.71% due 07/15/26[3,6]	1,000,000		792,595
Denali Capital CLO X Ltd.
2013-1A, 6.47% due 04/28/25[2,3,6]	1,000,000		782,785
Ares Enhanced Loan Investment Strategy IR Ltd.
2013-IRAR, 5.71% due 07/23/25[2,3,6]	830,000		724,600
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.96% due 07/25/25[2,3,6]	750,000		690,784
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.78% due 10/15/23[2,3,6]	500,000		493,804
Dryden 41 Senior Loan Fund
2015-41A, 0.00% due 01/15/28[2,6,9]	600,000		479,078
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.56% due 10/15/26[2,3,6]	500,000		473,915
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.66% due 10/10/26[2,3,6]	500,000		466,358
NXT Capital CLO 2013-1 LLC
2013-1A, 4.86% due 04/25/24[2,3,6]	500,000		460,580
Babson CLO Ltd.
2012-2A, 0.00% due 05/15/23[2,6,9]	1,000,000		450,677

	Face
	Amount	~	Value
ASSET-BACKED SECURITIES†† - 11.8% (continued)
Collateralized Loan Obligations - 7.6% (continued)
Treman Park CLO Ltd.
2015-1A, 0.00% due 04/20/27[2,6,9]	$500,000		$446,686
Total Collateralized Loan Obligations			10,975,872
Transportation - 2.7%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[2,6,10]	1,157,662		1,159,397
Apollo Aviation Securitization Equity Trust
2014-1, 7.50% due 12/15/29[3]	871,795		864,821
2016-1A, 9.20% due 03/17/36[2,6,10]	458,350		462,934
2014-1 C, 10.00% due 12/15/29	402,165		401,360
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††,2	421,875		414,570
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[2,7]	344,747		315,067
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29[6]	303,655		300,922
Total Transportation			3,919,071
Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[7]	1,000,000		1,000,128
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[2,6]	500,000		500,860
Total Collateralized Debt Obligations			1,500,988
Financial - 0.4%
NCBJ 2015-1 A
5.88% due 07/08/22†††,1,2	500,000		500,000
Total Asset-Backed Securities
(Cost $17,155,598)			16,895,931

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	~	Value
MORTGAGE BACKED SECURITIES†† - 0.8%
Collateralized Mortgage Obligations - 0.8%
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.01% due 02/15/33[3,6]	1,200,000		$1,199,859
Total Mortgage Backed Securities
(Cost $1,200,000)			1,199,859
Total Investments - 142.2%			$204,211,053
(Cost $216,318,680)			(60,587,054)
Other Assets & Liabilities, net - (42.2)%			$143,623,999
Total Net Assets - 100.0%

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $18,187,718 (cost $20,403,789) or 12.7% of total net assets.
2
All or a portion of these securities have been physically segregated or earmarked in connection with reverse repurchase agreements and unfunded loan commitments.  As of August 31, 2016, the total market value of segregated or earmarked securities was $89,537,429.

3	Variable rate security. Rate indicated is rate effective at August 31, 2016.
4	Perpetual maturity.
5	Rate indicated is the 7 day yield as of August 31, 2016.
6
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $70,191,341 (cost $70,762,850), or 48.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

7
Security is a 144A or section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or section 4(a)(2) securities is $2,563,308 (cost $3,285,136), or 1.8% of total net assets – See Note 4.

8	Security is in default of interest and/or principal obligations.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is effective as of August 31, 2016.
11	Payment-in-kind security

AUD	Australian Dollar
B.V.	Limited Liability Company
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
GBP	Great Britain Pound
LLC	Limited Liability Company
N.V.	Publicly Traded Company
Plc	Public Limited Company
S.A.	Corporation
ULC	Unlimited Liability Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$—	$—		$1,380,740	$1,380,740
Preferred Stocks	2,346,000	—		—	2,346,000
Exchange-Traded Funds	2,777,040	—		—	2,777,040
Short Term Investments	291,146	—		—	291,146
Corporate Bonds	—	108,279,868		7,022,875	115,302,743
Senior Floating Rate Interests	—	52,753,261		11,264,333	64,017,594
Asset-Backed Securities	—	15,981,361		914,570	16,895,931
Mortgage Backed Securities	—	1,199,859		—	1,199,859
Forward Foreign Currency Exchange Contracts	—	3,727	*	—	3,727
Total Assets	$5,414,186	$178,218,076		$20,582,518	$204,214,780

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$105,628	*	$—	$105,628
Unfunded Commitments	—	972,630		—	972,630
Total Liabilities	$—	$1,078,958			$1,078,958
*Represents the unrealized gain/loss at period end.

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016
If not referenced in the table, please refer to the Schedule of Investments for a breakdown of investment type by industry category.
The following is a summary of the significant unobservable input used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

	Ending Balance	Valuation	Unobservable	Input
Category	as of 8/31/2016	Technique	Inputs	Range
Asset Backed Securities	$ 414,570	Option adjusted spread off the month	Indicative Quote	-
		end broker quote over the 3 month
		LIBOR
Asset Backed Securities	500,000	Option adjusted spread	Indicative Quote for Comparable Security	-
Corporate Bonds	2,070,280	Option adjusted spread off the month	Indicative Quote	-
		end broker quote over the 3 month
		LIBOR
Corporate Bonds	313,471	Enterprise Value	Valuation Multiple*	8.0x
Corporate Bonds	4,280,775	Model Price	Market Comparable Yields	8.9% - 15.5%
Corporate Bonds	358,349	Model Price	Liquidation Value	-
Common Stocks	1,320,372	Enterprise Value	Valuation Multiple*	5.5x - 15.2x
Common Stocks	60,004	Model Price	Purchase Price	-
Common Stocks	364	Model Price	Liquidation Value	-
Senior Floating Rate Interests	962,850	Option adjusted spread off the month	Indicative Quote	-
		end broker quote over the 3 month
		LIBOR
Senior Floating Rate Interests	591,097	Enterprise Value	Valuation Multiple*	8.0x
Senior Floating Rate Interests	4,258,198	Model Price	Purchase Price	-
Senior Floating Rate Interests	3,373,839	Model Price	Recovery Value	-
Senior Floating Rate Interests	2,078,349	Model Price	Market Comparable Yields	5.7% - 5.9%

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

As of August 31, 2016, the Fund had securities with a total value of $992,316 transferred from Level 2 to Level 3 due to lack of availability of market price information at the period end. The Fund had securities with a total value of $3,135,569 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

Summary of Fair Value of Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

LEVEL 3 – Fair Value measurement using significant unobservable inputs

	Senior Floating	Asset-Backed	Corporate	Common
	Rate Interests	Securities	Bonds	Stocks	Total
Assets:
Beginning Balance	$11,180,172	$1,351,858	$5,956,415	$1,484,363	$19,972,808
Purchases	3,077,333	-	-	60,004	3,137,337
Paydowns Received	(113,038)	(35,211)	(16,470)	-	(164,719)
Payment-in-kind Distributions Received	5,159	-	16,140	-	21,299

Realized Gain/Loss	(598)	-	-	-	(598)

Total change in unrealized gains or losses
included in earnings	(14,486)	(717)	74,474	(163,627)	(104,356)
Sales	(136,000)	-	-	-	(136,000)
Transfers into Level 3	-	-	992,316	-	992,316
Transfers out of Level 3	(2,734,209)	(401,360)	-	-	(3,135,569)
Ending Balance	$11,264,333	$914,570	$7,022,875	$1,380,740	$20,582,518

Net change in unrealized appreciation
(depreciation) for investments in securities
still held as of August 31, 2016	$11,385	$(717)	$74,474	$(163,627)	$(78,485)

As of August 31, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$2,000,000	$163,374
Acrisure LLC	05/19/2022	208,814	3,070
Advantage Sales and Marketing	07/21/2019	675,000	50,375
American Seafood	08/04/2021	450,000	55,398
American Stock Transfer	06/11/2018	400,000	19,285
Aspect Software	05/25/2018	146,667	-
BBB Industries, LLC	10/17/2019	1,100,000	96,897
CEVA Group, PLC	03/19/2019	390,000	40,503
Eyemart Express	12/16/2019	1,000,000	79,980
Hillman Group, Inc.	06/13/2019	900,000	55,602
IntraWest Holdings, S.A.R	12/10/2018	1,100,00	19,969
Learning Care Group	05/05/2021	500,000	40,812
National Financial Partners	07/01/2018	1,500,000	77,280
National Technical	06/11/2021	160,588	1,364
Phillips Medsize Corp.	06/13/2019	1,100,000	71,397
PowerSchool, Inc.	07/29/2021	300,000	30,702
ProMach Group, Inc.	10/22/2019	650,000	49,184
Signode Industrial Group	05/01/2019	1,400,000	92,983
Wencor Jazz Acquisition	06/19/2019	373,077	24,455
		$14,354,146	$972,630

Guggenheim Credit Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

As of August 31, 2016, the following forward foreign currency exchange contracts were outstanding:
						Net Unrealized
			Settlement		Value as of	Appreciation
Contracts to Sell		Counterparty	Date	Settlement Value	8/31/16	(Depreciation)
AUD	213,000
for USD	163,089	The Bank of New York Mellon	09/13/2016	$163,089	$160,060	$3,029
EUR	12,257,000
for USD	13,605,956	The Bank of New York Mellon	09/13/2016	13,605,956	13,679,550	(73,594)
GBP	3,277,000
for USD	4,276,061	The Bank of New York Mellon	09/13/2016	4,276,061	4,304,514	(28,453)
GBP	53,000
for USD	70,316	The Bank of New York Mellon	09/13/2016	70,316	69,618	698
						$(98,320)

			Settlement		Value as of	Net Unrealized
Contracts to Buy		Counterparty	Date	Settlement Value	8/31/16	(Depreciation)
EUR	92,000
for USD	103,631	The Bank of New York Mellon	09/13/2016	$103,631	$102,678	$(953)
EUR	153,000
for USD	172,714	The Bank of New York Mellon	09/13/2016	172,714	170,757	(1,957)
EUR	804,000
for USD	897,984	The Bank of New York Mellon	09/13/2016	897,984	897,313	(671)
						$(3,581)
Total unrealized depreciation for forward foreign currency exchange contracts						$(101,901)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Credit Allocation Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and asked prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2. Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Taxes
As of August 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$216,547,357	$5,688,789	($18,025,093)	($12,336,304)
The net tax unrealized appreciation on unfunded commitments is $718,287.

4. Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Anchorage Credit Funding 1 Ltd. 2015-1A, 6.30% due 07/28/30	05/07/15	$1,000,000	$1,000,128
EIG Investors Corp. 10.88% due 02/01/24	05/17/16	974,535	992,316
R&R Ice Cream plc 8.25% due 05/15/20	06/16/14	187,926	156,769
Schahin II Finance CO SPV Ltd 5.88% due 09/25/22	01/08/14	783,911	99,028
Turbine Engines Securitization Ltd, 2013-1A, 6.38% due 12/13/48	12/12/13	338,764	315,067

		$3,285,136	$2,563,308

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      October 31, 2016

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       October 31, 2016